5. PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Property And Equipment Details
Audio/Visual	$ 6,067,985	[1]	$ 6,013,124
Computers & Software	1,072,898	[2]	1,049,516
Equipment	3,146,015	[3]	2,612,382
Furniture	1,108,717	[1]	1,088,853
Gaming Equipment	5,702,867	[4]	5,692,328
Vehicles	115,850	[4]	115,850
Leasehold improvements	18,217,287	[5]	15,105,987
Property held under capital lease	20,588,190	[6]	20,588,190
Property and equipment, gross	56,019,809		52,266,230
Less accumulated depreciation	(6,136,607)		(1,871,834)
Sub Total	49,883,202		50,394,396
Idle Equipment	(2,010,083)		(1,622,154)
Property and Equipment, net	$ 47,873,119		$ 48,772,242

[1]	Estimated useful Lives 10 years
[2]	Estimated useful Lives 3 years
[3]	Estimated useful Lives 5 -10 years
[4]	Estimated useful Lives 5 years
[5]	Estimated useful Lives 20 years
[6]	Estimated useful Lives 5-20 years